VIA EDGAR

March 22, 2016

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”) (File Nos. 333-187668 and 811-22819) on behalf of Tuttle Tactical Management Multi-Strategy Income ETF (the “Fund”), a series of the Trust

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended (the “Securities Act”), enclosed herewith for filing is an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (“XBRL”).  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of the Fund, a series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on March 7, 2016.  The Prospectus and Statement of Additional Information for the Fund are incorporated by reference into this Rule 497 filing.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

CC:    William J. Smalley, President of the Trust